Analysis of cash flows - Repayment of borrowings (Detail) £ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2022 EUR (€)
Analysis of cash flows [Abstract]
Repayment of bank loans	£ (11.3)	£ (35.9)
Repayment of €250 million bonds	(209.3)	0.0
Repayment of borrowings	£ (220.6)	£ (35.9)
Repayment of €250 million bonds
Disclosure of detailed information about borrowings [line items]
Bond amount | €			€ 250,000,000